Earnings per share - Narrative (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2019 category shares	Dec. 31, 2018 shares	Dec. 31, 2017 shares
Earnings per share [abstract]
Number of categories of dilutive potential shares | category	2
Antidilutive securities (shares) | shares	737	851	1,658